LEASE LIABILITIES	9 Months Ended
Sep. 30, 2025
Lease Liabilities
LEASE LIABILITIES

9. LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 11.7% to 13.3%.

Total
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange translation	(4,223)
Balance at December 31, 2024	428,021
Interest expense	28,969
Lease payments	(143,142)
Balance at September 30, 2025	$313,848

Which consists of:

	September 30, 2025	December 31, 2024
Current lease liability	$151,033	$154,147
Non-current lease liability	162,815	273,874
Ending balance	$313,848	$428,021

Maturity analysis	September 30, 2025	December 31, 2024
Less than one year	$176,094	$190,856
One to three years	178,161	282,419
Four to five years	-	71,836
Total undiscounted lease liabilities	354,255	545,111
Amount representing interest	(40,407)	(117,090)
	$313,848	$428,021